UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    IPS Advisory Inc.
Address: 9111 Cross Park Drive  E-120
         Knoxville, TN  37923

13F File Number:  28-05261

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory D'Amico
Title:     President
Phone:     800.232.9142

Signature, Place, and Date of Signing:

      /s/  Gregory D'Amico     Knoxville, TN     July 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $58,876 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     2981    73045 SH       SOLE                    73045        0        0
AMERICAN INTL GROUP INC        COM              026874107     2926    41046 SH       SOLE                    41046        0        0
AMGEN INC                      COM              031162100        1       13 SH       SOLE                       13        0        0
APPLE COMPUTER INC             COM              037833100        1       24 SH       SOLE                       24        0        0
BANDAG INC                     COM              059815100     1775    39870 SH       SOLE                    39870        0        0
BERKLEY W R CORP               COM              084423102     3088    71895 SH       SOLE                    71895        0        0
CADBURY SCHWEPPES PLC          ADR              127209302        1       25 SH       SOLE                       25        0        0
CBRL GROUP INC                 COM              12489V106        2       60 SH       SOLE                       60        0        0
CENTURYTEL INC                 COM              156700106     2785    92695 SH       SOLE                    92695        0        0
COINSTAR INC                   COM              19259P300        2      100 SH       SOLE                      100        0        0
CRAWFORD & CO                  CL B             224633107      393    79660 SH       SOLE                    79660        0        0
Dell Computers                 COM              247025109        2       45 SH       SOLE                       45        0        0
DEVON ENERGY CORP NEW          COM              25179M103     2316    35085 SH       SOLE                    35085        0        0
EASTMAN KODAK CO               COM              277461109     4063   150610 SH       SOLE                   150610        0        0
ELECTRONIC ARTS INC            COM              285512109        2       45 SH       SOLE                       45        0        0
FIRST DATA CORP                COM              319963104     2167    48665 SH       SOLE                    48665        0        0
FPL GROUP INC                  COM              302571104     4071    63660 SH       SOLE                    63660        0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     2437    96445 SH       SOLE                    96445        0        0
GOLDCORP INC NEW               COM              380956409        2      170 SH       SOLE                      170        0        0
HEALTH NET INC                 COM              42222G108      926    34950 SH       SOLE                    34950        0        0
INET TECHNOLOGIES INC          COM              45662V105        0       40 SH       SOLE                       40        0        0
KAYDON CORP                    COM              486587108      928    30000 SH       SOLE                    30000        0        0
KELLWOOD CO                    COM              488044108     2566    58930 SH       SOLE                    58930        0        0
KINDRED HEALTHCARE INC         COM              494580103     3590   136252 SH       SOLE                   136252        0        0
KYPHON INC                     COM              501577100        2       60 SH       SOLE                       60        0        0
LANCASTER COLONY CORP          COM              513847103        2       40 SH       SOLE                       40        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     1779    71170 SH       SOLE                    71170        0        0
NATIONAL PRESTO INDS INC       COM              637215104      434    10530 SH       SOLE                    10530        0        0
OPTICAL CABLE CORP             COM NEW          683827208       39     7340 SH       SOLE                     7340        0        0
PHOENIX COS INC NEW            COM              71902E109      490    40000 SH       SOLE                    40000        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      163     5010 SH       SOLE                     5010        0        0
PROQUEST COMPANY               COM              74346P102        1       35 SH       SOLE                       35        0        0
RAYONIER INC                   COM              754907103      310     6970 SH       SOLE                     6970        0        0
REGAL ENTMT GROUP              CL A             758766109     3942   217785 SH       SOLE                   217785        0        0
SERONO S A                     SPONSORED ADR    81752M101        2      110 SH       SOLE                      110        0        0
STORAGE TECHNOLOGY CORP        COM PAR $0.10    862111200     3959   136525 SH       SOLE                   136525        0        0
SUNCOR ENERGY INC              COM              867229106        2       90 SH       SOLE                       90        0        0
SUNRISE SENIOR LIVING INC      COM              86768k106     2374    60650 SH       SOLE                    60650        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108      321    10000 SH       SOLE                    10000        0        0
TRANSCANADA CORP               COM              89353D107     1257    63560 SH       SOLE                    63560        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3170    87580 SH       SOLE                    87580        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100        1       40 SH       SOLE                       40        0        0
VOLT INFORMATION SCIENCES IN   COM              928703107      224     7110 SH       SOLE                     7110        0        0
WASHINGTON MUT INC             COM              939322103     1844    47720 SH       SOLE                    47720        0        0
WELLMAN INC                    COM              949702104     1230   151340 SH       SOLE                   151340        0        0
WELLPOINT HEALTH NETWORK NEW   COM              94973H108        1       10 SH       SOLE                       10        0        0
WELLS FARGO & CO NEW           COM              949746101      302     5270 SH       SOLE                     5270        0        0
WOODWARD GOVERNOR CO           COM              980745103        2       25 SH       SOLE                       25        0        0